Note 16 - Income Taxes	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Disclosure of income tax [text block]
16.	Income taxes:

Income taxes, including both the current and deferred portions, vary from the amounts that would be computed by applying the aggregated statutory federal tax rates and provincial tax rates of 27% (2022 - 27%) to income before income taxes. Income taxes have been computed as follows:

(thousands of Canadian dollars)
	2023	2022

Income before income taxes	$57,645	$32,548
Income tax rate	27%	27%

Expected income tax provision	15,564	8,788

Tax rate differential	(569)	172
Unrecognized deferred tax asset	136	411
Other permanent differences	352	519

Income taxes	$15,483	$9,890

Income taxes is comprised of the following:

(thousands of Canadian dollars)
	2023	2022

Current income taxes	$17,468	$9,199
Deferred income taxes	(1,985)	691
Income taxes	$15,483	$9,890

The components of the recognized deferred income tax assets (liabilities) and related changes, as recognized in net income, equity or accumulated comprehensive income, are as follows:

(thousands of Canadian dollars)
		Recognized
	November 1,	in net	October 31,
	2022	income	2023

Allowance for credit losses	$508	$158	$666
Loss carry forwards	-	1,625	1,625
Share issue and financing costs	909	(463)	446
Deposit commissions	(1,227)	(596)	(1,823)
Intangibles assets	(786)	188	(598)
Deferred loan fees	658	160	818
Other	1,280	913	2,193

Net deferred income tax assets	$1,342	$1,985	$3,327

(thousands of Canadian dollars)
		Recognized
	November 1,	in net	October 31,
	2021	income	2022

Allowance for credit losses	$388	$120	$508
Loss carry forwards	338	(338)	-
Share issue and financing costs	1,373	(464)	909
Deposit commissions	(981)	(246)	(1,227)
Intangibles assets	(898)	112	(786)
Deferred loan fees	757	(99)	658
Other	1,056	224	1,280

Net deferred income tax assets	$2,033	$(691)	$1,342

The net deferred taxes are comprised of:

(thousands of Canadian dollars)
	2023	2022

Deferred tax assets	$4,058	$2,128
Deferred tax liabilities	(731)	(786)
Net deferred income tax assets	$3,327	$1,342

A deferred tax asset in the amount of $1.8 million (2022 - $692,000) has been recognized in the financial statements which utilization is dependent on future taxable earnings in the tax jurisdiction to which it relates. The Bank has forecasted earnings in this tax jurisdiction which will allow for the use of these deferred tax assets.

The Bank is subject to Part VI.1 tax which is a 40% tax on dividends paid on taxable preferred shares under the Income Tax Act (Canada). The Part VI.1 tax of $396,000 (2022 - $396,000) and related tax recovery is recorded through profit and loss.

At October 31, 2023, the Bank had US income tax losses which can be carried forward to reduce taxable income in future years in the amount of $1.2 million (2022 - $1.5 million). These loss carry forwards of the Bank have no expiry date. The deferred tax asset of $360,000 (2022 - $nil) relating to the US income tax losses has been recognized in these statements as it is probable the Bank will have earnings which will allow for the use of these losses.

In addition, the Bank has approximately $9.5 million (2022 - $9.5 million) of capital loss carry forwards which may be applied against future capital gains and for which the deferred tax asset of $1.3 million (2022 - $nil) has been recognized.

A deferred tax liability on taxable temporary differences of approximately $3.5 million (2022 - $3.9 million) relating to the Bank’s investment in its subsidiaries was not recognized as the Bank is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future.